INCOME TAXES - Reconciliation of Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax [Abstract]
Earnings before income taxes	$ 400.2	$ 513.7
Canadian statutory income tax rates (in percent)	26.50%	26.50%
Income taxes at Canadian statutory rates	$ 106.1	$ 136.2
Effect of differences in tax rates in other jurisdictions	(13.6)	1.8
Tax benefits not previously recognized and unrecognized tax benefits	(0.5)	(6.8)
Non-taxable gain on fair value remeasurement of SIMCOM	0.0	(21.9)
Non-deductible expenses	5.5	0.0
Tax impact on after tax profit of equity accounted investees	(17.7)	(18.5)
Prior years' tax adjustments	(1.9)	2.8
Other	(0.4)	5.1
Income tax expense	$ 77.5	$ 98.7
Effective tax rate (in percent)	19.00%	19.00%